SHARE-BASED PAYMENTS PLANS - Key Assumptions for Grant-Date Fair Value (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) year	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, share options (in USD per share)	$ 8.50
Share price on grant date (in USD per share)	$ 51.73
Dividend yield (%)	2.30%
Expected volatility (%)	22.50%
Risk-free interest rate (%)	1.60%
Expected life (years) | year	5
Service, performance and market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 50.30	$ 38.95
Service and performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	51.73	$ 37.78
Service conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 49.88